S000085693 [Member] Average Annual Total Returns	12 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	16.04%
S&P U.S. Manufacturing Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	27.71%	19.71%
iShares U.S. Manufacturing ETF
Prospectus [Line Items]
Average Annual Return, Percent	27.17%	19.17%
Performance Inception Date		Jul. 17, 2024
iShares U.S. Manufacturing ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.86%	18.87%
iShares U.S. Manufacturing ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	14.70%